Segmented Information - Summary of Long-Lived Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Based on revenue earned [member]
Disclosure of geographical areas [line items]
Revenue	$ 120,784	$ 104,671
Based on non current assets [member]
Disclosure of geographical areas [line items]
Non-current assets	21,967	21,688
United States [member] | Based on revenue earned [member]
Disclosure of geographical areas [line items]
Revenue	101,020	89,719
Rest of world [member] | Based on revenue earned [member]
Disclosure of geographical areas [line items]
Revenue	17,994	12,839
Canada [member] | Based on revenue earned [member]
Disclosure of geographical areas [line items]
Revenue	1,770	2,113
Canada [member] | Based on non current assets [member]
Disclosure of geographical areas [line items]
Non-current assets	10,875	12,201
United States and rest of world [member] | Based on non current assets [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 11,092	$ 9,487